Summary of Significant Accounting Policies - Warrants (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Sale of private placement warrants (in shares)	225,223	225,223	383,281
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 14.69	$ 19.93
Warrants	$ 2,022,000	$ 1,729,000	$ 0	$ 107,000